Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (19,564,718)	$ (51,206,803)	$ (25,095,538)
Other comprehensive income (loss):
Foreign currency translation adjustment	65,261	965,103	2,371,517
Foreign currency hedge contract losses	(394,417)	(596,969)	(3,226,682)
Interest rate swap and cap contract gains (losses)	4,335,323	(2,541,625)	(2,575,366)
Other comprehensive gain (loss)	4,006,167	(2,173,491)	(3,430,531)
Comprehensive loss	(15,558,551)	(53,380,294)	(28,526,069)
Comprehensive loss attributable to noncontrolling interests:
Comprehensive loss attributable to the noncontrolling interests in our Operating Partnership	2,211,209	7,196,529	2,095,801
Comprehensive loss attributable to SmartStop Self Storage REIT, Inc. common stockholders	$ (13,347,342)	$ (46,183,765)	$ (26,430,268)